SA Multi-Managed International Equity Portfolio Expense Example - SA Multi-Managed International Equity Portfolio	Mar. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,314
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,485
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	$ 1,598